Cover	12 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to JE Cleantech Holdings Limited’s Registration Statement on Form F-1 (File No. 333-263457) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on March 31, 2022, is being filed pursuant to the undertakings in Item 9.1(b) of the Registration Statement to update and supplement the information contained in the Registration Statement and the prospectus included therein to (i) include the information contained in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021 that was filed with the SEC on May 2, 2022; and (ii) include an updated prospectus related to the Initial Closing on April 26, 2022 on the sale of 3,020,000 of the Company’s Ordinary Shares that were registered pursuant to the Registration Statement.
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Registrant Name	JE Cleantech Holdings Limited
Entity Central Index Key	0001905511
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Woodlands Sector 1
Entity Address, Postal Zip Code	738361
City Area Code	+65
Local Phone Number	6368 4198
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cogency Global Inc
Entity Address, Address Line Two	122 East 42nd Street
Entity Address, Address Line Three	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200